Capital structure (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Feb. 22, 2024 $ / shares	Sep. 15, 2014 item	Apr. 30, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Nov. 03, 2014	Nov. 02, 2014
Capital Structure
Shares issued as a result of exercises of share options by employees and a consultant					14,000	14,000
Treasury shares re-issued to employees for share awards (in shares)					630,353	630,353
Repurchase of ordinary shares					¥ 3,865,781	$ 529,610	¥ 5,106,944		¥ 6,257,703
Common stock, dividends, per share, cash paid | $ / shares	$ 2.15
Dividends, cash			¥ 1,680,000	$ 233,300
Dividends | ¥							0		0
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item		10
ADS
Capital Structure
ADS ratio to ordinary shares															2	5
Repurchase of ordinary shares					¥ 3,852,400	$ 536,100	¥ 4,968,500	$ 713,300	¥ 6,424,800	$ 952,300
Number of common shares repurchased					7,668,435	7,668,435	9,755,695	9,755,695	19,695,770	19,695,770
Common stock, dividends, per share, cash paid | $ / shares	$ 0.43
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item		1
Shares issued as a result of exercises of share options by employees and a consultant					14,000	14,000	0	0	0	0
Issuance of ordinary shares as a result of vesting of shares awards (in shares)					1,118,228	1,118,228	1,034,612	1,034,612	1,084,205	1,084,205
Authorized share repurchase amount | $											$ 500,000	$ 500,000	$ 1,000,000	$ 500,000
Stock repurchased and retired during period, value							¥ 9,696,300	$ 1,426,800
Treasury stock, shares, retired					26,216,773	26,216,773
Class A ordinary shares | Employee stock repurchase Program
Capital Structure
Number of common shares repurchased					12,249	12,249